UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
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Address:   800 Third Avenue, 10th Floor
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           New York, New York  10022
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Form 13F File Number:  _028-11621_______________
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
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Title:     Managing Member
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Phone:     (212) 330-2235
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Signature, Place, and Date of Signing:

      /s/ Philip R. Broenniman    New York, NY             2/14/07
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


Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        17
                                               -------------

Form 13F Information Table Value Total:       $27,722
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ --------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
CHENIERE ENERGY INC              COM NEW         16411R208     693   24,000  SH          SOLE             24,000     0        0
CHENIERE ENERGY INC              COM NEW         16411R208   1,443   50,000  SH   PUT    SOLE             50,000     0        0
CHESAPEAKE ENERGY CORP           COM             165167107     683   23,501  SH          SOLE             23,501     0        0
CHESAPEAKE ENERGY CORP           COM             165167107     726   25,000  SH   CALL   SOLE             25,000     0        0
CYPRESS SEMICONDUCTOR CORP       COM             232806109     506   30,000  SH          SOLE             30,000     0        0
GLENAYRE TECHNOLOGIES INC        COM             377899109     685  267,759  SH          SOLE            267,759     0        0
GLOBIX CORP                      COM NEW         37957F200   2,434  559,527  SH          SOLE            559,527     0        0
KBR INC                          COM             48242W106     878   33,575  SH          SOLE             33,575     0        0
LIGAND PHARMACEUTICALS INC       CL B            53220K207     952   86,925  SH          SOLE             86,925     0        0
PARTICLE DRILLING TECHNOLOGI     COM             70212G101   1,306  296,906  SH          SOLE            296,906     0        0
PINNACLE AIRL CORP               COM             723443107     391   23,208  SH          SOLE             23,208     0        0
PROQUEST COMPANY                 COM             74346P102     261   25,000  SH          SOLE             25,000     0        0
SPDR TR                          UNIT SER 1      78462F103   3,215   22,700  SH   PUT    SOLE             22,700     0        0
SPDR TR                          UNIT SER 1      78462F103   5,736   40,500  SH   PUT    SOLE             40,500     0        0
SPDR TR                          UNIT SER 1      78462F103   7,081   50,000  SH   PUT    SOLE             50,000     0        0
SAVIENT PHARMACEUTICALS INC      COM             80517Q100     596   53,155  SH          SOLE             53,155     0        0
SCOTTISH RE GROUP LIMITED        SHS             G73537410     136   25,500  SH          SOLE             25,500     0        0